Summay of Significant Accounting Policies - Schedule of Depreciation of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2013
Furniture And Office Equipment [Member]
Estimated useful lives	7 years
Research And Development Equipment [Member] | Minimum [Member]
Estimated useful lives	3 years
Research And Development Equipment [Member] | Maximum [Member]
Estimated useful lives	7 years
Information Technology Equipment [Member]
Estimated useful lives	5 years
Software [Member]
Estimated useful lives	3 years